Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AMG Funds I
Prospectus Date	rr_ProspectusDate	Nov. 25, 2013
Document Creation Date	dei_DocumentCreationDate	Apr. 28, 2014